Merger and UPREIT Reorganization (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Cpa 14 Assets [Member]	Dec. 31, 2011 Cpa 14 Assets [Member]	Jun. 30, 2011 Previously Reported Cpa 14 Assets [Member]	Dec. 31, 2011 Measurment Period Adjustment Cpa 14 Assets [Member]
Merger Consideration:
Fair value of CPA:16- Global common shares issued						$ 510,549	$ 510,549
Cash consideration						444,045	444,045
Merger consideration						954,594	954,594
Assets acquired at fair value:
Investment in real estate						604,093	582,802	21,291
Net investment in direct financing lease						161,414	161,414
Asset held for sale						11,202	11,202
Equity investments in real estate						134,609	134,609
Intangible assets						418,631	419,928	(1,297)
Cash and cash equivalents						189,438	189,266	172
Other assets, net						27,264	27,577	(313)
Total assets acquired						1,546,651	1,526,798	19,853
Liabilities assumed at fair value:
Non-recourse debt						(460,007)	(460,271)	264
Accounts payable, accrued expenses and other liabilities						(9,878)	(9,878)
Prepaid and deferred rental income and security deposits		(93,208)	(91,498)			(49,412)	(45,848)	(3,564)
Due to affiliates						(2,753)	(2,753)
Distributions payable						(95,943)	(95,943)
Total liabilities assumed						(617,993)	(614,693)	(3,300)
Amount attributable to noncontrolling interest						58,188	63,003	(4,815)
Net assets acquired at fair value						986,846	975,108	11,738
Change in interest upon the acquisition of noncontrolling interest of Carrefour						(3,543)	(3,543)
Gain on bargain purchase	$ (1,600)	$ (1,617)	$ (28,709)	$ 0	$ (28,709)	$ (28,709)	$ (16,971)	$ (11,738)